Unaudited Condensed Consolidated Statements of Changes in Shareholders’ (Deficit)/Equity - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other Comprehensive income (loss)	Statutory reserves	Total Microvast Holdings, Inc. Shareholders’ Deficit	Noncontrolling interest	Total
Balance at Dec. 31, 2018	$ 6		$ (261,655)	$ (5,301)	$ 6,032	$ (260,918)	$ (5,664)	$ (266,582)
Balance (in Shares) at Dec. 31, 2018	99,028,297
Net loss			(57,540)			(57,540)	(2,123)	(59,663)
Accretion for Series A1/C1 Preferred		(4,102)				(4,102)		(4,102)
Accretion for Series B1/C2 Preferred		(7,948)				(7,948)		(7,948)
Accretion for Series EEL/D1 Preferred		(30,839)				(30,839)		(30,839)
Accretion for the exiting noncontrolling interests		(5,805)				(5,805)		(5,805)
Foreign currency translation adjustments				(3,965)		(3,965)	16	(3,949)
Cumulative effect adjustment related to opening retained earnings for adoption of ASC 606			(1,565)			(1,565)		(1,565)
Fair value change of preferred shares due to extinguishment		61,138				61,138		61,138
Fair value change of redeemable noncontrolling interests due to extinguishment		8,299				8,299		8,299
Accretion of redeemable noncontrolling interests		(9,245)				(9,245)		(9,245)
Acquisition of noncontrolling interest		(7,771)				(7,771)	7,771
Balance at Dec. 31, 2019	$ 6	3,727	(320,760)	(9,266)	6,032	(320,261)		$ (320,261)
Balance (in Shares) at Dec. 31, 2019	99,028,297
Net loss			(33,625)			(33,625)
Accretion for Series C1 Preferred		(3,727)	(170)			(3,897)
Accretion for Series C2 Preferred			(8,866)			(8,866)
Accretion for Series D1 Preferred			(18,648)			(18,648)
Accretion for the exiting noncontrolling interests			(5,668)			(5,668)
Foreign currency translation adjustments				16,622		16,622
Accretion of redeemable noncontrolling interests			(10,259)			(10,259)
Balance at Dec. 31, 2020	$ 6		(397,996)	7,356	6,032	(384,602)
Balance (in Shares) at Dec. 31, 2020	99,028,297
Net loss			(16,299)			(16,299)
Accretion for Series C1 Preferred			(1,003)			(1,003)
Accretion for Series C2 Preferred			(2,281)			(2,281)
Accretion for Series D1 Preferred			(4,759)			(4,759)
Accretion for redeemable noncontrolling interests			(2,577)			(2,577)
Accretion for the exiting noncontrolling interests			(1,394)			(1,394)
Foreign currency translation adjustments				(2,913)		(2,913)
Balance at Mar. 31, 2021	$ 6		(426,309)	4,443	6,032	(415,828)
Balance (in Shares) at Mar. 31, 2021	99,028,297
Balance at Dec. 31, 2020	$ 6		(397,996)	7,356	6,032	(384,602)
Balance (in Shares) at Dec. 31, 2020	99,028,297
Net loss			(206,483)			(206,483)
Accretion for Series C1 Preferred			(2,257)			(2,257)
Accretion for Series C2 Preferred			(5,132)			(5,132)
Accretion for Series D1 Preferred			(10,708)			(10,708)
Accretion for redeemable noncontrolling interests			(5,841)			(5,841)
Accretion for the exiting noncontrolling interests			(3,682)			(3,682)
Issuance of common stock upon the reverse recapitalization, net of issuance costs (Note 3)	$ 23	1,241,828				1,241,851
Issuance of common stock upon the reverse recapitalization, net of issuance costs (Note 3) (in Shares)	191,254,950
Issuance of common stock in connection with vesting of restricted stock units and stock options (including the conversion and vesting of Series B2 preferred)	$ 1	39,532				39,533
Issuance of common stock in connection with vesting of restricted stock units and stock options (including the conversion and vesting of Series B2 preferred) (in Shares)	8,559,769
Share-based compensation		24,674				24,674
Foreign currency translation adjustments				(655)		(655)
Balance at Dec. 31, 2021	$ 30	1,306,034	(632,099)	6,701	6,032	686,698
Balance (in Shares) at Dec. 31, 2021	298,843,016
Net loss			(43,776)			(43,776)
Cumulative effect adjustment related to opening retained earnings for adoption of ASU2016-13, Financial instruments – Credit losses (Topic 326)			(866)			(866)
Issuance of common stock in connection with vesting of restricted stock units
Issuance of common stock in connection with vesting of restricted stock units (in Shares)	8,124
Share-based compensation		14,333				14,333
Foreign currency translation adjustments				986		986
Balance at Mar. 31, 2022	$ 30	$ 1,320,367	$ (676,741)	$ 7,687	$ 6,032	$ 657,375
Balance (in Shares) at Mar. 31, 2022	298,851,140